Document and Entity Information	Mar. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2022
Current Fiscal Year End Date	--01-29
Entity Registrant Name	Kaspien Holdings Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	0-14818
Entity Tax Identification Number	14-1541629
Entity Address, Address Line One	2818 N. Sullivan Rd.
Entity Address, Address Line Two	Ste 130
Entity Address, City or Town	Spokane Valley
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99216
City Area Code	855
Local Phone Number	300-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000795212
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	KSPN
Security Exchange Name	NASDAQ